Derivative Liabilities - Summary of Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance	$ 216,073
Issuance of derivative liabilities	3,875,231	332,131
Reclassification of derivative liabilities to equity	(105,187)	(9,019)
Change in fair value of derivative liabilities	229,323	(107,039)
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges	(3,120,833)
Derivative liabilities, ending balance	$ 1,094,607	$ 216,073